                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment number:

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tweedy, Browne Company LLC
Address: 350 Park Avenue, 9th Floor
         New York, NY 10022

Form 13F File Number: 28-1222

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Kenneth E. Leopold
Title: General Counsel
Phone: 212-916-0600

Signature,                                   Place,         and Date of Signing:


Kenneth E. Leopold                     New York, New York        05/09/2012
------------------------------------   ------------------        ----------
Signature                                 City,  State              Date

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           58
Form 13F Information Table Value Total:   $2,916,920

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number:   Name:
---   ---------------------   -----
1     28-04975                Affiliated Managers Group Inc.

No.   Form 13F File Number:   Name:
---   ---------------------   -----
1     28-5810                 United Services Automobile Association

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                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    ---------------------
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
AKZO NOBEL NV SPONSORED ADR     ADR             010199305      8391   426978  SH         SOLE                414924
CANON INC SPONSORED ADR         ADR             138006309       743    15585  SH         SOLE                 15175
DIAGEO PLC- SPONSORED ADR       ADR             25243Q205     42408   439462  SH         SOLE                429006
GLAXO SMITHKLINE PLC, ADR       ADR             37733W105      6092   135655  SH         SOLE                127900
HEINEKEN HOLDINGS 'A' ADRS      ADR               B0DM8G4     13622   289406  SH         SOLE                271764
HEINEKEN NV ADR                 ADR               2419176      9977   359548  SH         SOLE                350648
NOVARTIS AG ADR                 ADR             66987V109     17661   318742  SH         SOLE                303192
ROCHE HOLDINGS ADR              ADR             771195104      3584    82130  SH         SOLE                 78805
TOTAL SA - SPON ADR             ADR             89151E109     18179   355608  SH         SOLE                330923
UNILEVER ( ul )                 ADR             904767704      9681   292910  SH         SOLE                288905
UNILEVER (UN)                   ADR             904784709     36643  1076784  SH         SOLE               1052383
VODAFONE GROUP-SP ADR           ADR             92857W209       291    10511  SH         SOLE                  7230
HONDA MOTOR CO LTD              COM               6435145    138608  3626955  SH         SOLE               3546055
3M CO                           COM             88579Y101     93672  1050020  SH         SOLE                908313
ACMAT CORP CLASS A              COM             004616207      1258    51890  SH         SOLE                 51890
AMERICAN EXPRESS COMPANY        COM             025816109     19092   329977  SH         SOLE                317606
AMERICAN NATIONAL INSURANCE CO  COM             028591105     30107   415161  SH         SOLE                398118
ARTHUR J GALLAGHER              COM             363576109      2277    63723  SH         SOLE                 61453
AT&T INC                        COM             00206R102     21370   684286  SH         SOLE                288031
AUTOMATIC DATA PROCESSING       COM             053015103      9984   180909  SH         SOLE                155394
BANK OF NEW YORK MELLON CORP    COM             064058100     78055  3234754  SH         SOLE               3159204
BAXTER INTERNATIONAL INC        COM             071813109    153950  2575278  SH         SOLE               2543687
BERKSHIRE HATHAWAY INC DEL-A    COM             084670108    139576     1145  SH         SOLE                  1143
BERKSHIRE HATHAWAY INC-DEL-B    COM             084670702     34478   424868  SH         SOLE                404907
BROADRIDGE FINANCIAL SOLUTIONS  COM             11133T103     13599   568756  SH         SOLE                556611
BROWN AND BROWN INC.            COM             115236101     30041  1263276  SH         SOLE               1233366
CINTAS CORP.                    COM             172908105      8631   220618  SH         SOLE                212938
CISCO SYSTEMS INC               COM             17275R102     71745  3392179  SH         SOLE               3319292
COCA COLA COMPANY               COM             191216100      6917    93454  SH         SOLE                 91021
COMCAST CORP SPECIAL CLASS A    COM             20030N200     45543  1543322  SH         SOLE               1510997
CONOCOPHILLIPS                  COM             20825c104    207025  2723655  SH         SOLE               2313062
DEVON ENERGY                    COM             25179M103    106898  1503071  SH         SOLE               1479612
EMERSON ELECTRIC COMPANY        COM             291011104    107807  2066068  SH         SOLE               1481532
EXXON MOBIL CORPORATION         COM             30231G102       255     2944  SH         SOLE                  2944
FEDERATED INVESTORS INC (PA.)   COM             314211103      3270   145906  SH         SOLE                  2086
GENUINE PARTS CO                COM             372460105      4297    68475  SH         SOLE                 68475
HENRY SCHEIN INC                COM             806407102     21627   285773  SH         SOLE                276845
HORIZON TELCOM - CLASS A        COM             440441400      1593    29500  SH         SOLE                 29500
ILLINOIS TOOL WORKS             COM             452308109     20178   353253  SH         SOLE                  2000
JEFFERIES GROUP INC. NEW        COM             472319102      7929   420884  SH         SOLE                390720
KRAFT FOODS INC-A               COM             50075n104       361     9498  SH         SOLE                  9498
LEUCADIA NATIONAL CORP          COM             527288104     14068   539022  SH         SOLE                535034
LOCKHEED MARTIN CORP COM        COM             539830109     21584   240197  SH         SOLE                 50970
NATIONAL WESTERN LIFE INS CO    COM             638522102     15167   110813  SH         SOLE                108064
NORFOLK SOUTHERN CORP           COM             655844108     24626   374078  SH         SOLE                364447
SHENANDOAH TELECOMMUNICATIONS   COM             82312B106       444    39840  SH         SOLE                 39840
SYSCO CORP                      COM             871829107     42665  1428843  SH         SOLE                529553
TORCHMARK CORP                  COM             891027104     52471  1052578  SH         SOLE               1040833
TRUMANSBURG HOME TEL CO         COM             897991105       151    15100  SH         SOLE                 15100
UNIFIRST CORP                   COM             904708104     42727   694182  SH         SOLE                669605
UNION PACIFIC                   COM             907818108    100601   935997  SH         SOLE                923036
US BANCORP                      COM             902973304     26950   850700  SH         SOLE                850700
WAL-MART STORES INC             COM             931142103     88259  1442139  SH         SOLE               1417362
WELLS FARGO & COMPANY           COM             949746101    137788  4035962  SH         SOLE               3959761
COCA COLA FEMSA                 COM             191241108    138933  1311799  SH         SOLE               1306461
JOHNSON & JOHNSON               COM             478160104    245670  3724532  SH         SOLE               3107359
MASTERCARD INC.                 COM             57636Q104     49857   118555  SH         SOLE                116015
PHILIP MORRIS INTERNATIONAL     COM             718172109    367541  4147852  SH         SOLE               3952868